Statutory reserves (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statutory Reserves [Line Items]
Statutory surplus reserve	$ 2,285,576	$ 2,285,576
Statutory surplus reserve, 50% of registered capital	9,719,633
Statutory surplus reserve, Future contributions required	7,436,367
Mine reproduction reserve	1,404,365	1,404,365
Mine reproduction reserve, 50% of registered capital
Mine reproduction reserve, Future contributions required
Total statutory reserve	3,689,941	3,689,941
Statutory reserve of registered capital	9,719,633
Statutory reserve of future contributions required	7,436,367
Hongli
Statutory Reserves [Line Items]
Statutory surplus reserve	2,067,215	2,067,215
Statutory surplus reserve, 50% of registered capital	2,064,905
Statutory surplus reserve, Future contributions required
Hongguang Power
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,514,590
Statutory surplus reserve, Future contributions required	1,514,590
Hongchang Coal
Statutory Reserves [Line Items]
Statutory surplus reserve	218,361	218,361
Statutory surplus reserve, 50% of registered capital	218,361
Statutory surplus reserve, Future contributions required
Shuangrui Coal
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	310,105
Statutory surplus reserve, Future contributions required	310,105
Xingsheng Coal
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	279,682
Statutory surplus reserve, Future contributions required	279,682
Hongrun
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	2,310,000
Statutory surplus reserve, Future contributions required	2,310,000
Hongyuan
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,500,000
Statutory surplus reserve, Future contributions required	1,500,000
Zhonghong
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,521,990
Statutory surplus reserve, Future contributions required	$ 1,521,990